SEGMENT REPORTING - Components of product sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment reporting
Total product sales revenues	$ 227,539	$ 319,881	$ 292,487
Apparel
Segment reporting
Total product sales revenues	72,871	99,160	89,291
Other general merchandise
Segment reporting
Total product sales revenues	143,536	194,791	172,792
Product sales
Segment reporting
Total product sales revenues	$ 216,407	$ 293,951	$ 262,083